Fund Name	Ticker Symbol (Exchange)

Simplify US Equity PLUS Managed Futures Strategy ETF	CTAP (NYSE Arca, Inc.)

a series (the “Fund”) of Simplified Exchange Traded Funds (the “Trust”)

Supplement dated August 11, 2026, to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) dated December 5, 2025, as previously supplemented on January 6, 2026

Effective August 7, 2026, Paisley Nardini no longer serves as a portfolio manager of the Fund. Therefore, all references to Paisley Nardini are removed from the Fund’s Prospectus, Summary Prospectus and SAI.

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This Supplement and the Prospectus and SAI dated December 5, 2025, as supplemented from time to time, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the SAI have been filed with the Securities and Exchange Commission and are incorporated by reference and can be obtained without charge by calling the Fund at (855) 722-8488.